Power generation licenses (Tables)	12 Months Ended
Dec. 31, 2021
Power generation licenses
Detailed information about power generation license

	2021	2020

Beginning of the year	3,954,983	4,149,468

Movement:
Currency translation differences	(171,227)	(194,485)

End of the year	3,783,756	3,954,983